Fees Summary	Sep. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 17,948,855,000
Previously Paid Amount	0
Total Fee Amount	2,747,969.72
Total Offset Amount	0
Net Fee	$ 2,747,969.72